Empower Core Bond Fund Investment Strategy - Empower Core Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in a diversified portfolio of investment grade securities, including mortgage-backed securities, U.S. government securities, corporate fixed income securities, Rule 144A fixed income securities, to-be-announced (“TBA”) securities, when-issued securities, and asset-backed securities (including collateralized loan obligations (“CLOs”)).A portion of the Fund may invest in foreign investment grade fixed income securities, which may be denominated in either foreign currency or in U.S. dollars. The Fund may also invest in domestic or foreign below investment grade securities (commonly known as “high yield securities” or “junk bonds”).The Fund may invest in derivatives, including but not limited to interest rate, inflation and total return forward rate agreements; deliverable and non-deliverable bond and currency forward contracts; interest and bond rate futures; interest rate, bond and swap options; credit default swaps and credit default swap indices; and interest rate, inflation and total return swaps. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment. The Fund may invest in securities of any maturity and of any duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a three-year effective duration will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).•GSAM seeks to provide total return consisting of capital appreciation and income. GSAM’s investment process seeks to maximize risk-adjusted performance by utilizing a diverse set of investment strategies. •Wellington seeks to provide long-term total returns in excess of the U.S. bond market as represented by the Bloomberg U.S. Aggregate Bond Index with equivalent or lower levels of risk.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to GSAM and a 50% allocation of the Fund’s assets to Wellington. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.